OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$ 87	$ 207	$ (1,193)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	0	26	19
Gains (losses) on hedges of net investments in foreign operations, net of income tax expense (benefit) of nil (2019 - $2 million; 2018 - $10 million)	650	(176)	386
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	0	6	0
Foreign currency translation	737	63	(788)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income tax expense (benefit) of $4 million (2019 - $4 million; 2018 - $25 million)	116	21	34
Cash flow hedges	116	21	34
Equity accounted investments
Share of unrealized foreign currency translations gains (losses) in respect of foreign operations	4	0	(9)
Reclassification gains from hedges of net investment in foreign operation to net income on disposition of foreign operations	0	1	0
Share of (losses) gains on derivatives designated as cash flow hedges, net of income tax expense (benefit) of nil (2019 - nil; 2018 – nil)	(62)	(51)	1
Equity accounted investments	(58)	(50)	(8)
Items that will not be reclassified to net income:
Unrealized gains (losses) on securities - FVTOCI, net of income tax benefit of $11 million (2019 - $6 million; 2018 - $2 million)	17	(7)	(2)
Share of (losses) revaluation surplus on equity accounted investments, net of income tax expense (benefit) of nil (2019 - nil; 2018 - $(5) million)	(206)	16	92
Net remeasurement gains (losses) on defined benefit plan, net of income tax expense of nil (2019 – nil; 2018 – nil)	(1)	(1)	2
(Losses) Revaluation surplus, net of income tax expense of $49 million (2019 –$22 million; 2018 – $1 million)	(191)	281	254
Items that will not be reclassified to net income:	(381)	289	346
Total other comprehensive income (loss)	$ 414	$ 323	$ (416)